Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Financial Assets [Abstract]
Summary of Other Financial Assets

	Balance as of
	Current		Non-Current
Other Financial Assets	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
Financial assets at fair value through profit or loss (1)	118,383	57,623	25,460	70
Financial assets measured at amortized cost (1)	13,827	30,040	—	3,139
Financial assets at fair value with changes in results IFRIC 12 (2)	—	—	2,468,149	2,652,064
Financial assets at fair value with changes in other comprehensive income	—	—	268	320
Financial assets measured at amortized cost IFRIC 12 (3)	10,283	12,689	267,351	342,599
Hedging derivatives (4)	86,465	18,508	29,635	51,619
Non-hedging derivatives (5)	1,321	1,523	—	—
Total	230,279	120,383	2,790,863	3,049,811

(1)

The amounts included in financial assets measured at fair value with changes to profit and loss and financial assets at amortized cost mainly correspond to time deposits and other highly liquid investments that are easily convertible in cash and are subject to low risk of change in their value but that do not strictly meet the definition of cash equivalents as defined in Note 3.g.2 (for example with maturity date above 90 days at the time of investment).

(2)

Corresponding to concession agreements that include Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias S.A. and Enel Distribución Sao Paulo S.A. (with balances as of December 31, 2020 of ThUS$831,941  (ThUS$898,154, as of December 31, 2019), ThUS$582,649  (ThUS$589,684 as of December 31, 2019), ThUS$43,318  (ThUS$37,589 as of December 31, 2019) and ThUS$1,010,241 (ThUS$1,126,637 as of December 31, 2019), respectively. The current legislation in effect, among other aspects, establishes that the Government in its capacity of grantor will use the New Replacement Value (VNR) in order to pay the applicable amounts to concession companies as compensation for those assets not amortized at the end of the concession term. On a monthly basis, distributors adjust the carrying amount of financial assets, once the present value of the estimated cash flows have been computed, using the rate of interest in effect for the payment corresponding to the end of concession; see Note 3.d.1.

(3)	Corresponding to the concession agreement in Enel Green Power Project I (Volta Grande); see Note 3.d.1.

(4)	See Note 23.2.a)

(5)	See Note 23.2.b)